Consolidated Segment Data (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the three and six months ended September 30, 2020 and 2019 are as follows:

	Three months ended September 30,		Six months ended September 30,
Revenues	2020	2019	2020	2019
Garment manufacturing	$1,623,255	$322,131	$2,898,061	873,448
Logistics services	1,307,003	1,622,871	2,840,384	3,281,046
Epidemic prevention supplies	8,754,039	-	11,864,067	-
	$11,684,297	$1,945,002	$17,602,512	4,154,494

Income from operations by segment for the three and six months ended September 30, 2020 and 2019 are as follows:

	Three months ended		Six months ended
	September 30,		September 30,
	2020	2019	2020	2019
Garment manufacturing	$75,956	$(16,682)	$141,518	$29,535
Logistics services	25,724	26,027	35,284	7,716
Epidemic prevention supplies	(3,384,835)	-	(3,096,118)	-
Corporate	(209,766)	(318,712)	(385,173)	(700,360)
Income (loss) from operations	$(3,492,921)	$(309,367)	$(3,304,489)	$(663,109)
Garment manufacturing	9,503)	(12,102)	30,661	(19,284)
Logistics services	27,165	420	25,722	(3,707)
Epidemic prevention supplies	(4)	-	(3)	-
Corporate	(215)	(24)	(1,104)	(109)
Income (loss) before income tax	$(3,456,472)	(321,073)	(3,249,213)	(686,209)
Income tax expense	(4,053)	(852)	(7,412)	(3,064)
Net income (loss)	$(3,460,525)	$(321,925)	$(3,256,625)	$(689,273)

Total assets by segment as at September 30, 2020 and March 31, 2020 are as follows:

Total assets	September 30, 2020	March 31, 2020
Garment manufacturing	$1,647,452	$4,098,758
Logistics services	2,851,451	2,422,140
Epidemic prevention supplies	197,058	-
Corporate	1,957,533	1,901,080
	$6,653,494	$8,421,978

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the years ended March 31, 2020 and 2019 are as follows:

Revenues	2020	2019
Garment manufacturing segment	$4,298,518	$3,359,637
Logistics services segment	5,873,861	6,667,283
Total of reportable segments	10,172,379	10,026,920
Reconciliation – Corporate	-	-
Total consolidated revenue	$10,172,379	$10,026,920

Income from operations by segment for the years ended March 31, 2020 and 2019 are as follows:

Operating income (loss)	2020	2019
Garment manufacturing segment	$215,324	$8,091
Logistics services segment	80,128	(10)
Total of reportable segments	295,452	8,081
Reconciliation – Corporate	(1,159,770)	(691,208)
Total consolidated loss from operations	$(864,318)	$(683,127)
Garment manufacturing segment	(26,686)	(12,762)
Logistics services segment	(72,750)	10,118
Total of reportable segments	(99,436)	(2,644)
Reconciliation – Corporate	(793)	(3)
Total consolidated loss before income tax	$(964,547)	$(685,774)
Income tax expense	(16,070)	(8,555)
Net loss	$(980,617)	$(694,329)

Depreciation and amortization by segment for the years ended March 31, 2020 and 2019 are as follows:

Depreciation	2020	2019
Garment manufacturing segment	$9,739	$23,036
Logistics service segment	104,652	92,637
Total of reportable segments	114,391	115,673
Reconciliation – Corporate	-	-
Total consolidated depreciation	$114,391	$115,673

Expenditure for addition of long lived assets for the years ended March 31, 2020 and 2019 are as follows:

Expenditure for additions to long lived assets	2020	2019
Garment manufacturing segment	$6,526	$-
Logistics services segment	129,476	228,618
Total of reportable segments	136,002	228,618
Reconciliation – Corporate	-	-
Total consolidated expenditure for additions to long lived assets	$136,002	$228,618

Total assets by segment at March 31, 2020 and 2019 are as follows:

Total assets	2020	2019
Garment manufacturing segment	$4,098,758	$1,242,335
Logistics services segment	2,422,140	2,253,308
Total of reportable segments	6,520,898	3,495,643
Reconciliation – Corporate	1,901,080	476,203
Total consolidated total assets	$8,421,978	$3,971,846